Leases - Schedule of Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Minimum Lease Payments [Line Items]
2026	$ 386
2027	386
2028	400
2029	400
2030-2032	1,200
Total undiscounted lease payments	2,772
Less - adjustment to discounted lease payments	(811)
Present value of lease liabilities	1,961
Officer [Member]
Schedule of Minimum Lease Payments [Line Items]
2026	386
2027	386
2028	400
2029	400
2030-2032	1,200
Total undiscounted lease payments	2,772
Less - adjustment to discounted lease payments	(811)
Present value of lease liabilities	1,961
Cars [Member]
Schedule of Minimum Lease Payments [Line Items]
2026
2027
2028
2029
2030-2032
Total undiscounted lease payments
Less - adjustment to discounted lease payments
Present value of lease liabilities